Expense Example - FidelityWomensLeadershipFund-AMCIZPRO - FidelityWomensLeadershipFund-AMCIZPRO - Fidelity Women's Leadership Fund	Jun. 29, 2023 USD ($)
Fidelity Advisor Women's Leadership Fund - Class Z
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	847
Fidelity Advisor Women's Leadership Fund - Class I
Expense Example:
1 year	82
3 years	255
5 years	444
10 years	990
Fidelity Advisor Women's Leadership Fund - Class M
Expense Example:
1 year	485
3 years	769
5 years	1,074
10 years	1,939
Fidelity Advisor Women's Leadership Fund - Class A
Expense Example:
1 year	680
3 years	902
5 years	1,141
10 years	1,827
Fidelity Advisor Women's Leadership Fund - Class C
Expense Example:
1 year	289
3 years	585
5 years	1,006
10 years	$ 1,979